Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid expenses and other current assets
Costs to obtain contracts with customers	¥ 199,873		¥ 168,571
Prepaid taxes	25,600		13,860
Prepaid advertising expenses	19,977		18,014
Prepaid rental and other deposits	14,514		13,601
Interest receivables	10,231		2,430
Prepaid fees to third-party payment channels	8,980		8,250
Prepaid professional service fees	3,738		3,704
Advances to employees	1,723		1,658
Prepaid Directors & Officers insurance	852		782
Students tuition payments in transit	603		1,291
Prepaid PayPal to pay teacher salary costs	561		4,077
Prepaid student acquisition fees	29		2,093
Others	15,376		11,884
Total	¥ 302,057	$ 46,292	¥ 250,215